Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.3%
Security	Principal Amount (000's omitted)	Value
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.419%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	$2,000	$ 1,878,354
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 12.428%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	1,300	1,259,904
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class E, 12.596%, (3 mo. SOFR + 7.282%), 1/15/33(1)(2)	750	753,598
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 12.326%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	1,000,695
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.248%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,002,916
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.709%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,453,983
Canyon Capital CLO Ltd.:
Series 2019-2A, Class ER, 12.326%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	400	379,751
Series 2022-1A, Class E, 11.717%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,182,056
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.076%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,200	1,154,912
Series 2015-5A, Class DR, 12.279%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	476,682
Cedar Funding X CLO Ltd., Series 2019-10A, Class ER, 12.079%, (3 mo. SOFR + 6.762%), 10/20/32(1)(2)	1,000	979,485
Clover CLO Ltd., Series 2019-1A, Class ER, 11.998%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	1,000	968,510
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 12.221%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	1,000	986,050
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.829%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	972,089
Galaxy XXV CLO Ltd., Series 2018-25A, Class E, 11.536%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	250	245,894
Golub Capital Partners CLO 23M Ltd., Series 2015-23A, Class ER, 11.329%, (3 mo. SOFR + 6.012%), 1/20/31(1)(2)	1,200	1,183,858
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.418%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	963,504
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.364%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	992,263
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class E, 11.825%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	998,103
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.428%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	$900	$ 902,343
Series 2014-1A, Class DR2, 11.278%, (3 mo. SOFR + 5.962%), 1/17/31(1)(2)	1,500	1,503,094
Series 2015-1A, Class DR4, 12.076%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	500	486,356
Series 2019-1A, Class DR, 12.068%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	1,000	985,968
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.28%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,000	995,372
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 11.536%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	700	680,071
Regatta XVI Funding Ltd., Series 2019-2A, Class E, 12.576%, (3 mo. SOFR + 7.262%), 1/15/33(1)(2)	750	751,981
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 12.349%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	1,000	969,995
Voya CLO Ltd., Series 2013-1A, Class DR, 12.056%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	2,000	1,681,828
Wellfleet CLO Ltd., Series 2020-1A, Class D, 12.816%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	1,300	1,221,130
Total Asset-Backed Securities (identified cost $29,753,349)		$ 29,010,745

Closed-End Funds — 2.2%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$ 1,423,425
Invesco Senior Income Trust	402,161	1,668,968
Nuveen Credit Strategies Income Fund	406,731	2,245,155
Nuveen Floating Rate Income Fund	278,390	2,408,073
Total Closed-End Funds (identified cost $9,825,282)		$ 7,745,621

Common Stocks — 1.0%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	58	$ 0
		$ 0
Chemicals — 0.0%
Flint Campfire Topco Ltd., Class A(3)(4)(5)	219,691	$ 0
		$ 0
Commercial Services & Supplies — 0.2%
Monitronics International, Inc.(4)(5)	20,728	$ 435,288

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Phoenix Services International LLC(4)(5)	17,026	$ 161,747
Phoenix Services International LLC(4)(5)	1,554	14,763
		$ 611,798
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	2,823	$ 34,441
		$ 34,441
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	15,478	$ 239,909
		$ 239,909
Health Care — 0.2%
Envision Parent, Inc.(4)(5)	49,670	$ 500,425
		$ 500,425
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	81,273	$ 731,457
Serta SSB Equipment Co.(3)(4)(5)	81,273	0
		$ 731,457
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	15,179	$ 36,619
		$ 36,619
Pharmaceuticals — 0.3%
Covis Midco 1 SARL, Class A(4)(5)	501	$ 255
Covis Midco 1 SARL, Class B(4)(5)	501	255
Covis Midco 1 SARL, Class C(4)(5)	501	255
Covis Midco 1 SARL, Class D(4)(5)	501	256
Covis Midco 1 SARL, Class E(4)(5)	501	256
Mallinckrodt International Finance SA(4)(5)	30,561	1,184,239
		$ 1,185,516
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	506	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	404,596	0
		$ 0
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Feed Service, Inc.(3)(4)(5)	613	$ 7,549
		$ 7,549
Security	Shares	Value
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	46,236	$ 0
		$ 0
Total Common Stocks (identified cost $5,893,410)		$ 3,347,714

Corporate Bonds — 7.3%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 2/15/28(1)	$200	$ 194,352
TransDigm, Inc., 4.875%, 5/1/29	700	643,693
		$ 838,045
Automotive — 0.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 1,007,057
		$ 1,007,057
Building and Development — 0.3%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$625	$ 606,887
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	590,395
		$ 1,197,282
Business Equipment and Services — 0.5%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	$1,000	$ 988,876
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	100	99,993
5.75%, 4/15/26(1)	750	744,962
		$ 1,833,831
Cable and Satellite Television — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 519,006
		$ 519,006
Chemicals — 0.1%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	$209	$ 222,334
		$ 222,334

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Commercial Services — 0.2%
Hertz Corp., 4.625%, 12/1/26(1)	$252	$ 223,335
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	489	459,023
		$ 682,358
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 610,744
		$ 610,744
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$602	$ 577,466
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,000	980,457
		$ 1,557,923
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 457,225
		$ 457,225
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29(1)	$366	$ 333,744
		$ 333,744
Engineering & Construction — 0.2%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 560,461
		$ 560,461
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$1,000	$ 1,027,451
		$ 1,027,451
Food Service — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$625	$ 557,461
		$ 557,461
Health Care — 0.7%
Grifols SA, 4.75%, 10/15/28(1)	$200	$ 166,780
LifePoint Health, Inc., 5.375%, 1/15/29(1)	625	499,075
Medline Borrower LP, 5.25%, 10/1/29(1)	241	223,149
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	1,024,375
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)	625	566,469
		$ 2,479,848
Security	Principal Amount (000's omitted)	Value
Home Furnishings — 0.2%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 560,811
		$ 560,811
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 607,769
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	554,071
		$ 1,161,840
Leisure Goods/Activities/Movies — 0.3%
NCL Corp. Ltd., 5.875%, 2/15/27(1)	$550	$ 543,976
Viking Cruises Ltd., 5.875%, 9/15/27(1)	625	611,450
		$ 1,155,426
Media — 0.1%
iHeartCommunications, Inc.:
6.375%, 5/1/26	$208	$ 177,005
8.375%, 5/1/27	376	226,246
		$ 403,251
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$474	$ 469,907
		$ 469,907
Oil and Gas — 0.6%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$250	$ 261,918
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	1,000	998,900
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	625	615,300
Vital Energy, Inc., 9.75%, 10/15/30	350	375,200
		$ 2,251,318
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	$446	$ 451,453
		$ 451,453
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$625	$ 585,280
		$ 585,280
Retail — 0.0%(6)
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$49	$ 51,739
		$ 51,739

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Retailers (Except Food and Drug) — 0.3%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	$500	$ 501,635
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	500	494,486
		$ 996,121
Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 560,164
		$ 560,164
Telecommunications — 0.3%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	$1,000	$ 981,907
		$ 981,907
Utilities — 0.4%
Calpine Corp., 5.00%, 2/1/31(1)	$504	$ 451,108
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,000	841,938
		$ 1,293,046
Wireless Telecommunication Services — 0.2%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash, 1.50% PIK), 5/25/27(7)	$600	$ 590,247
		$ 590,247
Total Corporate Bonds (identified cost $25,653,362)		$ 25,397,280

Senior Floating-Rate Loans — 139.3%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.0%
AI Convoy (Luxembourg) SARL, Term Loan, 7.612%, (3 mo. EURIBOR + 3.75%), 1/18/27	EUR	450	$ 483,841
Dynasty Acquisition Co., Inc.:
Term Loan, 9.326%, (SOFR + 4.00%), 8/24/28		1,851	1,857,379
Term Loan, 9.326%, (SOFR + 4.00%), 8/24/28		793	796,020
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		408	323,748
			$ 3,460,988
Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines — 1.1%
American Airlines, Inc., Term Loan, 10.329%, (SOFR + 4.75%), 4/20/28		2,593	$ 2,684,858
Mileage Plus Holdings LLC, Term Loan, 10.77%, (SOFR + 5.25%), 6/21/27		560	577,595
WestJet Loyalty LP, Term Loan, 2/14/31(9)		500	497,125
			$ 3,759,578
Apparel & Luxury Goods — 1.0%
Gloves Buyer, Inc.:
Term Loan, 9.441%, (SOFR + 4.00%), 12/29/27		1,659	$ 1,650,326
Term Loan, 10.441%, (SOFR + 5.00%), 12/29/27		597	594,015
Hanesbrands, Inc., Term Loan, 9.076%, (SOFR + 3.75%), 3/8/30		372	372,187
Touchdown Acquirer, Inc.:
Term Loan, 2/7/31(9)		750	750,469
Term Loan, 2/7/31(9)		175	175,109
			$ 3,542,106
Auto Components — 4.0%
Adient U.S. LLC, Term Loan, 8.076%, (SOFR + 2.75%), 1/31/31		1,626	$ 1,630,176
Autokiniton U.S. Holdings, Inc., Term Loan, 9.441%, (SOFR + 4.00%), 4/6/28		3,246	3,253,365
Clarios Global LP:
Term Loan, 7.105%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	630	682,110
Term Loan, 8.326%, (SOFR + 3.00%), 5/6/30		2,120	2,123,397
DexKo Global, Inc.:
Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	257,653
Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	535	575,181
Term Loan, 9.36%, (SOFR + 3.75%), 10/4/28		688	686,219
Garrett LX I SARL, Term Loan, 8.824%, (SOFR + 3.25%), 4/30/28		758	759,614
Garrett Motion, Inc., Term Loan, 9.813%, (SOFR + 4.50%), 4/30/28		679	681,116
LSF12 Badger Bidco LLC, Term Loan, 11.326%, (SOFR + 6.00%), 8/30/30		300	300,000
LTI Holdings, Inc., Term Loan, 10.191%, (SOFR + 4.75%), 7/24/26		587	578,859
RealTruck Group, Inc.:
Term Loan, 8.941%, (SOFR + 3.50%), 1/31/28		1,809	1,780,442
Term Loan, 10.441%, (SOFR + 5.00%), 1/31/28		700	687,750
			$ 13,995,882

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Automobiles — 0.6%
MajorDrive Holdings IV LLC:
Term Loan, 9.61%, (SOFR + 4.00%), 6/1/28	658	$ 658,043
Term Loan, 10.998%, (SOFR + 5.50%), 6/1/29	1,474	1,480,197
		$ 2,138,240
Beverages — 1.2%
Arterra Wines Canada, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/24/27	1,067	$ 963,101
City Brewing Co. LLC, Term Loan, 9.078%, (SOFR + 3.50%), 4/5/28	1,256	982,468
Triton Water Holdings, Inc., Term Loan, 8.86%, (SOFR + 3.25%), 3/31/28	2,438	2,399,115
		$ 4,344,684
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 7.935%, (SOFR + 2.50%), 3/12/26	382	$ 382,276
Alltech, Inc., Term Loan, 9.441%, (SOFR + 4.00%), 10/13/28	417	414,417
		$ 796,693
Building Products — 1.9%
Cornerstone Building Brands, Inc., Term Loan, 8.668%, (SOFR + 3.25%), 4/12/28	1,792	$ 1,774,382
LHS Borrower LLC, Term Loan, 10.176%, (SOFR + 4.75%), 2/16/29	1,020	955,103
MI Windows & Doors LLC, Term Loan, 8.926%, (SOFR + 3.50%), 12/18/27	2,016	2,020,590
Oscar AcquisitionCo LLC, Term Loan, 9.948%, (SOFR + 4.50%), 4/29/29	815	813,517
Standard Industries, Inc., Term Loan, 7.685%, (SOFR + 2.25%), 9/22/28	930	931,123
		$ 6,494,715
Capital Markets — 5.6%
Advisor Group, Inc., Term Loan, 9.826%, (SOFR + 4.50%), 8/17/28	2,362	$ 2,364,329
AllSpring Buyer LLC, Term Loan, 8.887%, (SOFR + 3.25%), 11/1/28	1,329	1,328,650
Aretec Group, Inc., Term Loan, 9.926%, (SOFR + 4.50%), 8/9/30	4,147	4,168,953
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28	798	800,494
Edelman Financial Center LLC, Term Loan, 8.941%, (SOFR + 3.50%), 4/7/28	2,489	2,484,027
EIG Management Co. LLC, Term Loan, 9.176%, (SOFR + 3.75%), 2/22/25	259	259,187
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
FinCo I LLC, Term Loan, 8.313%, (SOFR + 3.00%), 6/27/29		1,244	$ 1,246,341
Focus Financial Partners LLC, Term Loan, 8.076%, (SOFR + 2.75%), 6/30/28		2,166	2,156,460
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28		2,254	2,257,803
Hudson River Trading LLC, Term Loan, 8.441%, (SOFR + 3.00%), 3/20/28		920	915,317
Mariner Wealth Advisors LLC, Term Loan, 8.86%, (SOFR + 3.25%), 8/18/28		1,663	1,660,693
			$ 19,642,254
Chemicals — 8.4%
Aruba Investments Holdings LLC:
Term Loan, 7.855%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	511	$ 529,398
Term Loan, 9.426%, (SOFR + 4.00%), 11/24/27		1,520	1,516,694
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 12/20/29		1,773	1,776,180
Charter NEX U.S., Inc., Term Loan, 8.826%, (SOFR + 3.50%), 12/1/27		1,231	1,232,077
CPC Acquisition Corp., Term Loan, 9.36%, (SOFR + 3.75%), 12/29/27		717	598,206
Flint Group Midco Ltd., Term Loan, 10.577%, (SOFR + 5.26%), 9.827% cash, 0.75% PIK, 12/31/26		386	363,829
Flint Group Topco Ltd.:
Term Loan, 12.577%, (SOFR + 7.26%), 5.677% cash, 6.90% PIK, 12/31/27		194	151,747
Term Loan - Second Lien, 12.577%, (SOFR + 7.26%), 5.677% cash, 6.90% PIK, 12/31/27		259	34,293
Gemini HDPE LLC, Term Loan, 8.574%, (SOFR + 3.00%), 12/31/27		721	715,147
Groupe Solmax, Inc., Term Loan, 10.282%, (SOFR + 4.75%), 5/29/28(10)		1,511	1,475,988
INEOS Enterprises Holdings II Ltd., Term Loan, 7.952%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	200	215,890
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.193%, (SOFR + 3.75%), 7/8/30		1,075	1,063,578
INEOS Finance PLC:
Term Loan, 6.605%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	625	654,180
Term Loan, 7.855%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	4	4,095
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 7.855%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	296,044
Term Loan, 9.176%, (SOFR + 3.75%), 3/14/30		846	846,279
Term Loan, 9.676%, (SOFR + 4.25%), 4/2/29		1,955	1,955,000

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS U.S. Finance LLC:
Term Loan, 7.926%, (SOFR + 2.50%), 11/8/28		516	$ 506,592
Term Loan, 8.926%, (SOFR + 3.50%), 2/18/30		1,146	1,138,608
Term Loan, 9.076%, (SOFR + 3.75%), 2/7/31		525	523,140
Term Loan, 11/8/27(9)		400	400,150
Kraton Corp., Term Loan, 8.896%, (SOFR + 3.25%), 3/15/29		1,135	1,114,508
Kraton Polymers Holdings BV, Term Loan, 7.188%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	300	318,203
Lonza Group AG, Term Loan, 9.373%, (SOFR + 3.93%), 7/3/28		2,463	2,313,168
Momentive Performance Materials, Inc., Term Loan, 9.826%, (SOFR + 4.50%), 3/29/28		1,913	1,877,424
Olympus Water U.S. Holding Corp., Term Loan, 9.566%, (SOFR + 4.25%), 11/9/28		2,339	2,345,557
Rohm Holding GmbH, Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26		1,456	1,389,541
SCUR-Alpha 1503 GmbH, Term Loan, 10.813%, (SOFR + 5.50%), 3/29/30		496	461,521
Starfruit Finco BV, Term Loan, 9.424%, (SOFR + 4.00%), 4/3/28		622	622,652
Tronox Finance LLC, Term Loan, 8.848%, (SOFR + 3.50%), 8/16/28		500	500,938
W.R. Grace & Co.-Conn., Term Loan, 9.36%, (SOFR + 3.75%), 9/22/28		2,426	2,431,564
			$ 29,372,191
Commercial Services & Supplies — 4.9%
Albion Financing 3 SARL:
Term Loan, 10.824%, (SOFR + 5.50%), 8/17/26		273	$ 274,132
Term Loan, 10.827%, (SOFR + 5.25%), 8/17/26		1,348	1,354,518
Allied Universal Holdco LLC, Term Loan, 9.176%, (SOFR + 3.75%), 5/12/28		1,986	1,979,991
Belfor Holdings, Inc., Term Loan, 9.076%, (SOFR + 3.75%), 11/1/30		650	652,437
EnergySolutions LLC, Term Loan, 9.313%, (SOFR + 4.00%), 9/20/30		1,680	1,686,072
Foundever Worldwide Corp., Term Loan, 9.191%, (SOFR + 3.75%), 8/28/28		2,282	2,144,633
Garda World Security Corp., Term Loan, 9.625%, (SOFR + 4.25%), 2/1/29		2,426	2,429,559
GFL Environmental, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 5/31/27		28	27,771
Heritage-Crystal Clean, Inc., Term Loan, 10.317%, (SOFR + 5.00%), 10/17/30		725	728,965
LABL, Inc., Term Loan, 10.426%, (SOFR + 5.00%), 10/29/28		613	594,814
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Monitronics International, Inc., Term Loan, 13.074%, (SOFR + 7.50%), 6/30/28		1,140	$ 1,146,168
Phoenix Services International LLC, Term Loan, 11.426%, (SOFR + 6.10%), 6/30/28		207	196,380
Tempo Acquisition LLC, Term Loan, 8.076%, (SOFR + 2.75%), 8/31/28		1,612	1,616,051
TMF Group Holding BV, Term Loan, 9.329%, (SOFR + 4.00%), 5/3/28		375	377,813
TruGreen LP, Term Loan, 9.426%, (SOFR + 4.00%), 11/2/27		2,093	2,027,411
			$ 17,236,715
Construction Materials — 0.7%
Quikrete Holdings, Inc., Term Loan, 8.191%, (SOFR + 2.75%), 3/19/29		2,456	$ 2,459,934
			$ 2,459,934
Consumer Staples Distribution & Retail — 0.6%
Cardenas Markets, Inc., Term Loan, 12.198%, (SOFR + 6.75%), 8/1/29		422	$ 422,851
Peer Holding III BV:
Term Loan, 7.675%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	550	595,721
Term Loan, 8.598%, (SOFR + 3.25%), 10/28/30		1,125	1,129,570
			$ 2,148,142
Containers & Packaging — 1.6%
Berlin Packaging LLC, Term Loan, 9.20%, (SOFR + 3.75%), 3/11/28(10)		1,771	$ 1,768,451
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.101%, (SOFR + 3.68%), 4/13/29		2,492	2,492,354
Pretium Packaging LLC, Term Loan - Second Lien, 11.309%, (SOFR + 6.00%), 9.906% cash, 1.403% PIK, 10/2/28		60	53,487
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.334%, (SOFR + 6.75%), 10/1/29		300	179,250
Proampac PG Borrower LLC, Term Loan, 9.806%, (SOFR + 4.50%), 9/15/28		1,150	1,153,163
			$ 5,646,705
Distributors — 0.5%
Parts Europe SA, Term Loan, 2/3/31(9)	EUR	1,425	$ 1,541,102
Phillips Feed Service, Inc., Term Loan, 12.426%, (SOFR + 7.00%), 11/13/24(3)		111	77,801
			$ 1,618,903

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 1.5%
Ascend Learning LLC, Term Loan, 8.926%, (SOFR + 3.50%), 12/11/28		564	$ 554,734
KUEHG Corp., Term Loan, 10.348%, (SOFR + 5.00%), 6/12/30		2,095	2,101,623
Sotheby's, Term Loan, 10.076%, (SOFR + 4.50%), 1/15/27		826	820,699
Spring Education Group, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 10/4/30		375	375,234
Wand NewCo 3, Inc., Term Loan, 9.076%, (SOFR + 3.75%), 1/30/31		1,200	1,203,187
			$ 5,055,477
Diversified Financial Services — 0.5%
Concorde Midco Ltd., Term Loan, 7.909%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	575	$ 621,273
Sandy BidCo BV, Term Loan, 8.126%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	950	1,026,209
			$ 1,647,482
Diversified Telecommunication Services — 2.2%
Altice France SA, Term Loan, 10.814%, (SOFR + 5.50%), 8/15/28		1,231	$ 1,135,119
GEE Holdings 2 LLC:
Term Loan, 13.46%, (SOFR + 8.00%), 3/24/25		408	371,315
Term Loan - Second Lien, 13.71%, (SOFR + 8.25%), 5.46% cash, 8.25% PIK, 3/23/26		939	563,425
Virgin Media Bristol LLC, Term Loan, 8.682%, (SOFR + 3.25%), 1/31/29		4,250	4,243,693
Zayo Group Holdings, Inc., Term Loan, 7.105%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,410	1,366,569
			$ 7,680,121
Electrical Equipment — 1.2%
AZZ, Inc., Term Loan, 9.076%, (SOFR + 3.75%), 5/13/29		1,250	$ 1,252,435
Brookfield WEC Holdings, Inc., Term Loan, 8.076%, (SOFR + 2.75%), 1/27/31		3,000	2,992,500
			$ 4,244,935
Electronic Equipment, Instruments & Components — 3.2%
Chamberlain Group, Inc.:
Term Loan, 8.676%, (SOFR + 3.25%), 11/3/28		1,323	$ 1,320,283
Term Loan, 9.076%, (SOFR + 3.75%), 11/3/28		1,125	1,123,418
Creation Technologies, Inc., Term Loan, 11.092%, (SOFR + 5.50%), 10/5/28		1,329	1,288,978
Ingram Micro, Inc., Term Loan, 8.61%, (SOFR + 3.00%), 6/30/28		2,236	2,239,265
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Mirion Technologies, Inc., Term Loan, 8.36%, (SOFR + 2.75%), 10/20/28		523	$ 523,715
MX Holdings U.S., Inc., Term Loan, 8.191%, (SOFR + 2.75%), 7/31/28		249	249,138
Robertshaw U.S. Holding Corp.:
Term Loan, 13.43%, (SOFR + 8.00%), 2/28/27		0(11)	202
Term Loan, 13.43%, (SOFR + 8.00%), 8.43% cash, 5.00% PIK, 2/28/27		1,088	1,098,964
Term Loan - Second Lien, 12.448%, (SOFR + 7.00%), 2/28/27		1,014	785,538
Verifone Systems, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 8/20/25		1,209	1,077,204
Verisure Holding AB:
Term Loan, 6.925%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	850	913,560
Term Loan, 6.945%, (3 mo. EURIBOR + 3.00%), 8/6/26	EUR	325	350,753
			$ 10,971,018
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc., Term Loan, 12.121%, (SOFR + 8.00%), 12/29/23(3)(12)		57	$ 45,691
GIP Pilot Acquisition Partners LP, Term Loan, 8.327%, (SOFR + 3.00%), 10/4/30		475	475,594
PG Investment Co. 59 SARL, Term Loan, 2/24/31(9)		1,050	1,051,640
			$ 1,572,925
Engineering & Construction — 1.3%
Aegion Corp., Term Loan, 9.576%, (SOFR + 4.25%), 5/17/28		1,281	$ 1,281,327
American Residential Services LLC, Term Loan, 9.11%, (SOFR + 3.50%), 10/15/27		606	607,387
Artera Services LLC, Term Loan, 9.814%, (SOFR + 4.50%), 2/15/31		425	426,416
Northstar Group Services, Inc., Term Loan, 10.941%, (SOFR + 5.50%), 11/12/26		1,482	1,487,929
Platea BC Bidco AB:
Term Loan, 2/21/31(9)	EUR	688	739,418
Term Loan, 2/21/31(9)	EUR	138	147,883
			$ 4,690,360
Entertainment — 1.1%
City Football Group Ltd., Term Loan, 8.435%, (SOFR + 3.00%), 7/21/28		980	$ 979,184
Crown Finance U.S., Inc., Term Loan, 13.941%, (SOFR + 8.50%), 6.941% cash, 7.00% PIK, 7/31/28		345	350,204

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
EP Purchaser LLC, Term Loan, 9.11%, (SOFR + 3.50%), 11/6/28		344	$ 340,973
Renaissance Holding Corp., Term Loan, 9.576%, (SOFR + 4.25%), 4/5/30		1,920	1,918,087
Vue Entertainment International Ltd., Term Loan, 12.398%, (EURIBOR + 8.50%), 3.998% cash, 8.40% PIK, 12/31/27(10)	EUR	278	157,909
Vue International Bidco PLC, Term Loan, 12.13%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	76	80,757
			$ 3,827,114
Equity Real Estate Investment Trusts (REITs) — 0.3%
Iron Mountain, Inc., Term Loan, 7.576%, (SOFR + 2.25%), 1/31/31		1,000	$ 999,375
			$ 999,375
Financial Services — 1.5%
GTCR W Merger Sub LLC, Term Loan, 8.326%, (SOFR + 3.00%), 1/31/31		3,025	$ 3,038,503
NCR Atleos LLC, Term Loan, 10.163%, (SOFR + 4.75%), 3/27/29(10)		1,350	1,354,852
Nuvei Technologies Corp., Term Loan, 12/19/30(9)		825	826,444
			$ 5,219,799
Food Products — 1.4%
8th Avenue Food & Provisions, Inc., Term Loan, 10.191%, (SOFR + 4.75%), 10/1/25		489	$ 484,270
Badger Buyer Corp., Term Loan, 8.941%, (SOFR + 3.50%), 9/30/24		352	341,894
CHG PPC Parent LLC, Term Loan, 8.441%, (SOFR + 3.00%), 12/8/28		393	392,961
Del Monte Foods, Inc., Term Loan, 9.676%, (SOFR + 4.25%), 5/16/29		891	808,235
Nomad Foods U.S. LLC, Term Loan, 11/13/29(9)		2,000	2,003,374
United Petfood Finance BV, Term Loan, 6.852%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	775	820,606
			$ 4,851,340
Gas Utilities — 0.8%
CQP Holdco LP, Term Loan, 8.348%, (SOFR + 3.00%), 12/31/30		2,642	$ 2,643,678
			$ 2,643,678
Health Care Equipment & Supplies — 1.6%
Bayou Intermediate II LLC, Term Loan, 10.077%, (SOFR + 4.50%), 8/2/28		1,753	$ 1,700,343
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 9.691%, (SOFR + 4.25%), 3/1/28		2,586	$ 2,529,881
Medline Borrower LP, Term Loan, 8.441%, (SOFR + 3.00%), 10/23/28		1,228	1,229,469
			$ 5,459,693
Health Care Providers & Services — 8.2%
AEA International Holdings (Lux) SARL, Term Loan, 8.819%, (SOFR + 3.50%), 9/7/28		1,624	$ 1,628,485
Biogroup-LCD, Term Loan, 7.395%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	250	263,927
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.348%, (SOFR + 8.00%), 1/15/26		2,493	2,131,119
Cano Health LLC:
DIP Loan, 16.323%, (SOFR + 11.00%), 10/7/24		184	184,990
Term Loan, 9.463%, (SOFR + 4.00%), 11/23/27(10)		2,480	781,283
CCRR Parent, Inc., Term Loan, 9.191%, (SOFR + 3.75%), 3/6/28		2,668	2,414,596
Cerba Healthcare SAS:
Term Loan, 7.555%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	450	456,023
Term Loan, 7.855%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	525	535,741
CHG Healthcare Services, Inc.:
Term Loan, 8.691%, (SOFR + 3.25%), 9/29/28		1,671	1,670,509
Term Loan, 9.092%, (SOFR + 3.75%), 9/29/28(10)		400	400,750
CNT Holdings I Corp., Term Loan, 8.817%, (SOFR + 3.50%), 11/8/27		1,560	1,561,250
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(13)		617	234,441
Electron BidCo, Inc., Term Loan, 8.441%, (SOFR + 3.00%), 11/1/28		688	687,804
Ensemble RCM LLC, Term Loan, 8.317%, (SOFR + 3.00%), 8/1/29		353	352,092
IVC Acquisition Ltd.:
Term Loan, 9.071%, (3 mo. EURIBOR + 5.00%), 12/12/28	EUR	1,350	1,461,450
Term Loan, 10.886%, (SOFR + 5.50%), 12/6/28		1,025	1,028,203
LSCS Holdings, Inc., Term Loan, 9.941%, (SOFR + 4.61%), 12/16/28		637	624,526
Medical Solutions Holdings, Inc., Term Loan, 8.676%, (SOFR + 3.25%), 11/1/28		2,491	2,151,757
National Mentor Holdings, Inc.:
Term Loan, 9.181%, (SOFR + 3.75%), 3/2/28(10)		1,741	1,625,515
Term Loan, 9.198%, (SOFR + 3.75%), 3/2/28		52	48,266
Option Care Health, Inc., Term Loan, 8.191%, (SOFR + 2.75%), 10/27/28		368	368,740
Pacific Dental Services LLC, Term Loan, 8.941%, (SOFR + 3.50%), 5/5/28		784	785,613

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Phoenix Guarantor, Inc., Term Loan, 8.576%, (SOFR + 3.25%), 2/21/31		1,580	$ 1,563,566
R1 RCM, Inc., Term Loan, 8.326%, (SOFR + 3.00%), 6/21/29		225	225,422
Sound Inpatient Physicians, Term Loan, 8.574%, (SOFR + 3.00%), 6/27/25		473	210,262
Surgery Center Holdings, Inc., Term Loan, 8.82%, (SOFR + 3.50%), 12/19/30		2,248	2,255,437
Synlab Bondco PLC:
Term Loan, 6.361%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	349,244
Term Loan, 12/23/30(9)	EUR	525	569,694
TTF Holdings LLC, Term Loan, 3/31/28(9)		2,000	2,004,166
			$ 28,574,871
Health Care Technology — 3.4%
athenahealth Group, Inc., Term Loan, 8.576%, (SOFR + 3.25%), 2/15/29		1,772	$ 1,760,904
Certara LP, Term Loan, 9.105%, (SOFR + 3.50%), 8/15/26		938	940,378
Imprivata, Inc.:
Term Loan, 9.087%, (SOFR + 3.75%), 12/1/27		977	979,220
Term Loan, 9.563%, (SOFR + 4.25%), 12/1/27		197	197,554
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.441%, (SOFR + 4.00%), 12/18/28		958	805,865
Term Loan - Second Lien, 12.191%, (SOFR + 6.75%), 12/17/29		625	391,601
PointClickCare Technologies, Inc., Term Loan, 8.61%, (SOFR + 3.00%), 12/29/27		656	657,258
Project Ruby Ultimate Parent Corp., Term Loan, 8.691%, (SOFR + 3.25%), 3/10/28		1,216	1,210,089
Symplr Software, Inc., Term Loan, 9.913%, (SOFR + 4.50%), 12/22/27		1,769	1,632,248
Verscend Holding Corp., Term Loan, 9.441%, (SOFR + 4.00%), 8/27/25		1,555	1,556,930
Waystar Technologies, Inc., Term Loan, 9.326%, (SOFR + 4.00%), 10/22/29		1,865	1,870,244
			$ 12,002,291
Hotels, Restaurants & Leisure — 5.7%
Caesars Entertainment, Inc., Term Loan, 8.041%, (SOFR + 2.75%), 2/6/31		2,250	$ 2,250,468
Carnival Corp., Term Loan, 8.691%, (SOFR + 3.25%), 10/18/28		3,583	3,594,600
ClubCorp Holdings, Inc., Term Loan, 10.61%, (SOFR + 5.00%), 9/18/26		1,425	1,423,991
Fertitta Entertainment LLC, Term Loan, 9.326%, (SOFR + 4.00%), 1/27/29		1,985	1,989,430
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV, Term Loan, 7.698%, (SOFR + 2.25%), 11/25/30		3,025	$ 3,016,303
Great Canadian Gaming Corp., Term Loan, 9.633%, (SOFR + 4.00%), 11/1/26		1,502	1,504,378
Ontario Gaming GTA LP, Term Loan, 9.598%, (SOFR + 4.25%), 8/1/30		975	974,913
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.883%, (SOFR + 8.25%), 6/23/26		411	394,973
Playa Resorts Holding BV, Term Loan, 8.57%, (SOFR + 3.25%), 1/5/29		2,030	2,033,305
Scientific Games Holdings LP, Term Loan, 8.58%, (SOFR + 3.25%), 4/4/29		1,980	1,977,970
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.826%, (SOFR + 2.50%), 8/25/28		758	757,941
			$ 19,918,272
Household Durables — 1.7%
ACProducts, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 5/17/28		2,072	$ 1,867,277
Libbey Glass, Inc., Term Loan, 11.974%, (SOFR + 6.50%), 11/22/27		698	659,312
Serta Simmons Bedding, Inc., Term Loan, 12.963%, (SOFR + 7.50%), 6/29/28		1,570	1,448,268
Solis IV BV, Term Loan, 8.824%, (SOFR + 3.50%), 2/26/29		1,977	1,958,681
			$ 5,933,538
Household Products — 0.8%
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.36%, (SOFR + 3.75%), 12/22/26		1,878	$ 1,881,936
Term Loan, 11.493%, (SOFR + 6.00%), 12/22/26		829	833,554
			$ 2,715,490
Industrials Conglomerates — 0.6%
Kohler Energy Co. LLC, Term Loan, 1/30/31(9)		2,250	$ 2,193,750
			$ 2,193,750
Insurance — 2.9%
Alliant Holdings Intermediate LLC, Term Loan, 8.821%, (SOFR + 3.50%), 11/6/30		899	$ 900,469
AmWINS Group, Inc., Term Loan, 8.191%, (SOFR + 2.75%), 2/19/28		644	644,304
AssuredPartners, Inc.:
Term Loan, 8.941%, (SOFR + 3.50%), 2/12/27		1,364	1,366,660
Term Loan, 8.941%, (SOFR + 3.50%), 2/12/27		1,365	1,366,990
Financiere CEP SAS, Term Loan, 7.885%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	550	594,737

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
NFP Corp., Term Loan, 8.691%, (SOFR + 3.25%), 2/16/27		2,144	$ 2,149,798
Ryan Specialty Group LLC, Term Loan, 8.076%, (SOFR + 2.75%), 9/1/27		2,924	2,930,832
			$ 9,953,790
Interactive Media & Services — 1.7%
Adevinta ASA:
Term Loan, 6.425%, (3 mo. EURIBOR + 2.50%), 6/26/28	EUR	812	$ 878,918
Term Loan, 8.362%, (SOFR + 2.75%), 6/26/28		134	134,741
Arches Buyer, Inc., Term Loan, 8.676%, (SOFR + 3.25%), 12/6/27		1,980	1,901,782
Buzz Finco LLC:
Term Loan, 8.176%, (SOFR + 2.75%), 1/29/27		578	578,042
Term Loan, 8.676%, (SOFR + 3.25%), 1/29/27		67	66,932
Foundational Education Group, Inc., Term Loan, 9.324%, (SOFR + 3.75%), 8/31/28		1,446	1,431,045
Getty Images, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 2/19/26		1,087	1,087,527
			$ 6,078,987
IT Services — 6.5%
Asurion LLC:
Term Loan, 9.426%, (SOFR + 4.00%), 8/19/28		1,220	$ 1,213,284
Term Loan - Second Lien, 10.691%, (SOFR + 5.25%), 1/31/28		2,070	1,982,025
Term Loan - Second Lien, 10.691%, (SOFR + 5.25%), 1/20/29		1,425	1,347,849
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28		4,007	3,933,060
Gainwell Acquisition Corp., Term Loan, 9.448%, (SOFR + 4.00%), 10/1/27		4,207	4,126,344
Go Daddy Operating Co. LLC, Term Loan, 7.326%, (SOFR + 2.00%), 11/9/29		2,160	2,160,913
NAB Holdings LLC, Term Loan, 8.248%, (SOFR + 2.75%), 11/23/28		3,190	3,185,327
Rackspace Technology Global, Inc., Term Loan, 8.188%, (SOFR + 2.75%), 2/15/28		4,407	1,958,805
Sedgwick Claims Management Services, Inc., Term Loan, 9.076%, (SOFR + 3.75%), 2/24/28		1,222	1,224,517
Skopima Merger Sub, Inc., Term Loan, 9.441%, (SOFR + 4.00%), 5/12/28		1,540	1,534,160
			$ 22,666,284
Leisure Products — 0.3%
Fender Musical Instruments Corp., Term Loan, 9.421%, (SOFR + 4.00%), 12/1/28		269	$ 260,226
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
Recess Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 2/14/30		750	$ 750,469
			$ 1,010,695
Life Sciences Tools & Services — 1.7%
Cambrex Corp., Term Loan, 8.926%, (SOFR + 3.50%), 12/4/26		313	$ 307,651
Catalent Pharma Solutions, Inc., Term Loan, 8.32%, (SOFR + 3.00%), 2/22/28		275	276,203
Curia Global, Inc., Term Loan, 9.163%, (SOFR + 3.75%), 8/30/26(10)		1,942	1,834,801
IQVIA, Inc., Term Loan, 7.348%, (SOFR + 2.00%), 1/2/31		1,300	1,305,280
LGC Group Holdings Ltd., Term Loan, 7.105%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	500	526,552
Loire Finco Luxembourg SARL, Term Loan, 8.926%, (SOFR + 3.50%), 4/21/27		362	355,750
Packaging Coordinators Midco, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/30/27		1,460	1,462,318
			$ 6,068,555
Machinery — 8.1%
AI Aqua Merger Sub, Inc., Term Loan, 9.08%, (SOFR + 3.75%), 7/31/28		2,167	$ 2,163,953
American Trailer World Corp., Term Loan, 9.176%, (SOFR + 3.75%), 3/3/28		1,295	1,268,052
Apex Tool Group LLC, Term Loan, 10.67%, (SOFR + 5.25%), 2/8/29		2,238	1,503,535
Barnes Group, Inc., Term Loan, 8.426%, (SOFR + 3.00%), 9/3/30		524	525,106
Clark Equipment Co., Term Loan, 7.948%, (SOFR + 2.50%), 4/20/29		871	873,022
Conair Holdings LLC, Term Loan, 9.191%, (SOFR + 3.75%), 5/17/28		2,151	2,072,992
EMRLD Borrower LP, Term Loan, 7.791%, (SOFR + 2.50%), 5/31/30		735	732,891
Engineered Machinery Holdings, Inc., Term Loan, 9.36%, (SOFR + 3.75%), 5/19/28		3,530	3,494,971
Filtration Group Corp., Term Loan, 8.941%, (SOFR + 3.50%), 10/21/28		635	636,192
Gates Global LLC, Term Loan, 7.926%, (SOFR + 2.50%), 3/31/27		2,390	2,392,302
Icebox Holdco III, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 12/22/28		713	712,374
Madison IAQ LLC, Term Loan, 8.685%, (SOFR + 3.25%), 6/21/28		2,438	2,431,406
Pro Mach Group, Inc., Term Loan, 9.076%, (SOFR + 3.75%), 8/31/28		1,489	1,492,240

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Roper Industrial Products Investment Co. LLC, Term Loan, 9.348%, (SOFR + 4.00%), 11/22/29		1,315	$ 1,320,339
SPX Flow, Inc., Term Loan, 9.926%, (SOFR + 4.50%), 4/5/29		1,939	1,944,819
Titan Acquisition Ltd., Term Loan, 8.441%, (SOFR + 3.00%), 3/28/25		1,953	1,946,932
TK Elevator Topco GmbH, Term Loan, 7.491%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	525	565,134
Vertical U.S. Newco, Inc., Term Loan, 9.081%, (SOFR + 3.50%), 7/30/27		1,307	1,310,044
Zephyr German BidCo GmbH, Term Loan, 7.525%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	650	686,872
			$ 28,073,176
Media — 1.8%
Aragorn Parent Corp., Term Loan, 9.571%, (SOFR + 4.25%), 6/15/28		1,448	$ 1,453,106
Gray Television, Inc.:
Term Loan, 7.943%, (SOFR + 2.50%), 1/2/26		637	632,396
Term Loan, 8.443%, (SOFR + 3.00%), 12/1/28		833	785,855
Hubbard Radio LLC, Term Loan, 9.70%, (SOFR + 4.25%), 3/28/25		594	465,987
MJH Healthcare Holdings LLC, Term Loan, 8.926%, (SOFR + 3.50%), 1/28/29		246	245,011
Sinclair Television Group, Inc., Term Loan, 7.941%, (SOFR + 2.50%), 9/30/26		646	619,331
Univision Communications, Inc., Term Loan, 8.691%, (SOFR + 3.25%), 3/15/26		2,145	2,145,596
			$ 6,347,282
Metals/Mining — 0.8%
Arsenal AIC Parent LLC, Term Loan, 9.07%, (SOFR + 3.75%), 8/18/30		773	$ 775,236
Dynacast International LLC, Term Loan, 14.443%, (SOFR + 9.00%), 10/22/25		361	257,403
PMHC II, Inc., Term Loan, 9.723%, (SOFR + 4.25%), 4/23/29		1,538	1,504,509
WireCo WorldGroup, Inc., Term Loan, 9.068%, (SOFR + 3.75%), 11/13/28		393	394,233
			$ 2,931,381
Oil, Gas & Consumable Fuels — 2.4%
ITT Holdings LLC, Term Loan, 8.676%, (SOFR + 3.25%), 10/5/30		848	$ 848,007
Matador Bidco SARL, Term Loan, 9.926%, (SOFR + 4.50%), 10/15/26		3,586	3,592,229
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.437%, (SOFR + 3.00%), 10/5/28		926	$ 927,702
Oxbow Carbon LLC, Term Loan, 9.437%, (SOFR + 4.00%), 5/10/30(10)		547	548,276
UGI Energy Services LLC, Term Loan, 8.676%, (SOFR + 3.25%), 2/22/30		2,370	2,377,110
			$ 8,293,324
Personal Products — 0.7%
Olaplex, Inc., Term Loan, 8.926%, (SOFR + 3.50%), 2/23/29		1,140	$ 1,056,330
Sunshine Luxembourg VII SARL, Term Loan, 8.948%, (SOFR + 3.50%), 10/1/26		1,216	1,218,748
			$ 2,275,078
Pharmaceuticals — 2.0%
Bausch Health Cos., Inc., Term Loan, 10.671%, (SOFR + 5.25%), 2/1/27		1,586	$ 1,269,137
Ceva Sante Animale, Term Loan, 9.564%, (SOFR + 4.25%), 11/1/30		400	401,375
Jazz Financing Lux SARL, Term Loan, 8.441%, (SOFR + 3.00%), 5/5/28		2,196	2,200,882
Mallinckrodt International Finance SA:
Term Loan, 12.821%, (SOFR + 7.50%), 11/14/28		420	468,676
Term Loan - Second Lien, 14.821%, (SOFR + 9.50%), 11/14/28		2,382	2,563,769
PharmaZell GmbH, Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	125	132,989
			$ 7,036,828
Professional Services — 5.6%
AlixPartners LLP, Term Loan, 6.925%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	511	$ 551,586
APFS Staffing Holdings, Inc., Term Loan, 9.326%, (SOFR + 4.00%), 12/29/28		246	244,294
Camelot U.S. Acquisition LLC, Term Loan, 8.076%, (SOFR + 2.75%), 1/25/31		2,109	2,105,146
CoreLogic, Inc., Term Loan, 8.941%, (SOFR + 3.50%), 6/2/28		3,067	2,995,217
Corporation Service Co., Term Loan, 8.076%, (SOFR + 2.75%), 11/2/29		279	279,457
Deerfield Dakota Holding LLC, Term Loan, 9.098%, (SOFR + 3.75%), 4/9/27		2,270	2,246,491
EAB Global, Inc., Term Loan, 8.941%, (SOFR + 3.50%), 8/16/28		1,492	1,492,119
Employbridge Holding Co., Term Loan, 10.343%, (SOFR + 4.75%), 7/19/28		2,009	1,740,133
Fleet Midco I Ltd., Term Loan, 1/23/31(9)		725	725,906

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Genuine Financial Holdings LLC, Term Loan, 9.326%, (SOFR + 4.00%), 9/27/30		399	$ 398,501
Neptune Bidco U.S., Inc., Term Loan, 10.423%, (SOFR + 5.00%), 4/11/29		1,861	1,712,208
Rockwood Service Corp., Term Loan, 9.691%, (SOFR + 4.25%), 1/23/27		1,069	1,073,005
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7/15/29(9)	EUR	1,525	1,647,189
Vaco Holdings LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29		1,240	1,227,680
Wood Mackenzie Ltd., Term Loan, 8.814%, (SOFR + 3.50%), 1/31/31		1,175	1,175,244
			$ 19,614,176
Real Estate Management & Development — 0.4%
Greystar Real Estate Partners LLC, Term Loan, 8.576%, (SOFR + 3.25%), 8/21/30		599	$ 599,248
Homeserve USA Holding Corp., Term Loan, 8.32%, (SOFR + 3.00%), 10/21/30		925	925,434
			$ 1,524,682
Road & Rail — 1.8%
First Student Bidco, Inc.:
Term Loan, 8.36%, (SOFR + 3.00%), 7/21/28		416	$ 413,373
Term Loan, 8.61%, (SOFR + 3.00%), 7/21/28		1,372	1,362,835
Grab Holdings, Inc., Term Loan, 9.941%, (SOFR + 4.50%), 1/29/26		1,101	1,103,874
Hertz Corp.:
Term Loan, 9.07%, (SOFR + 3.75%), 6/30/28		725	700,229
Term Loan, 6/30/28(9)		9	8,217
Kenan Advantage Group, Inc., Term Loan, 9.076%, (SOFR + 3.75%), 1/25/29		2,571	2,568,251
			$ 6,156,779
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29		1,826	$ 1,825,800
Term Loan - Second Lien, 10.399%, (SOFR + 5.60%), 2/1/30		475	471,586
Bright Bidco BV, Term Loan, 14.317%, (SOFR + 9.00%), 6.317% cash, 8.00% PIK, 10/31/27		489	120,988
Entegris, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 7/6/29		642	644,266
			$ 3,062,640
Borrower/Description	Principal Amount* (000's omitted)		Value
Software — 20.5%
Applied Systems, Inc., Term Loan, 8.821%, (SOFR + 3.50%), 2/24/31		645	$ 648,149
AppLovin Corp., Term Loan, 8.426%, (SOFR + 3.10%), 8/16/30		1,748	1,752,677
Astra Acquisition Corp.:
Term Loan, 10.86%, (SOFR + 5.25%), 10/25/28		935	455,255
Term Loan - Second Lien, 14.485%, (SOFR + 8.88%), 10/25/29		1,450	480,197
Banff Merger Sub, Inc.:
Term Loan, 8.355%, (1 mo. EURIBOR + 4.50%), 12/29/28	EUR	288	310,897
Term Loan, 9.576%, (SOFR + 4.25%), 12/29/28		3,937	3,954,403
Central Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 7/6/29		2,084	2,091,524
CentralSquare Technologies LLC, Term Loan, 9.248%, (SOFR + 3.75%), 8/29/25		710	691,878
Cloud Software Group, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 3/30/29		2,974	2,952,215
Cloudera, Inc.:
Term Loan, 9.176%, (SOFR + 3.75%), 10/8/28		2,975	2,960,997
Term Loan - Second Lien, 11.426%, (SOFR + 6.00%), 10/8/29		650	637,000
Cornerstone OnDemand, Inc., Term Loan, 9.191%, (SOFR + 3.75%), 10/16/28		1,154	1,127,020
Delta TopCo, Inc.:
Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27		1,523	1,524,197
Term Loan - Second Lien, 12.621%, (SOFR + 7.25%), 12/1/28		2,250	2,259,844
E2open LLC, Term Loan, 8.941%, (SOFR + 3.50%), 2/4/28		948	949,635
ECI Macola Max Holding LLC, Term Loan, 9.36%, (SOFR + 3.75%), 11/9/27		1,383	1,385,170
Epicor Software Corp.:
Term Loan, 8.691%, (SOFR + 3.25%), 7/30/27		2,455	2,463,275
Term Loan, 9.076%, (SOFR + 3.75%), 7/30/27		850	853,852
Fiserv Investment Solutions, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 2/18/27		1,470	1,418,370
GoTo Group, Inc.:
Term Loan, 10.174%, (SOFR + 4.75%), 8/31/27		1,067	1,030,959
Term Loan - Second Lien, 10.174%, (SOFR + 4.75%), 8/31/27		895	629,733
Greeneden U.S. Holdings II LLC, Term Loan, 9.441%, (SOFR + 4.00%), 12/1/27		2,360	2,369,462
iSolved, Inc., Term Loan, 9.484%, (SOFR + 4.00%), 10/14/30		500	501,953
Ivanti Software, Inc., Term Loan, 9.839%, (SOFR + 4.25%), 12/1/27		1,250	1,173,438
Magenta Buyer LLC, Term Loan, 10.574%, (SOFR + 5.00%), 7/27/28		1,813	1,099,186

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Marcel LUX IV SARL, Term Loan, 9.82%, (SOFR + 4.50%), 11/11/30		1,300	$ 1,304,469
Maverick Bidco, Inc., Term Loan, 9.213%, (SOFR + 3.75%), 5/18/28		842	841,070
McAfee LLC, Term Loan, 9.178%, (SOFR + 3.75%), 3/1/29		2,463	2,456,344
Mosel Bidco SE, Term Loan, 10.098%, (SOFR + 4.75%), 9/16/30		250	251,250
OceanKey (U.S.) II Corp., Term Loan, 8.926%, (SOFR + 3.50%), 12/15/28		540	533,958
Open Text Corp., Term Loan, 8.176%, (SOFR + 2.75%), 1/31/30		1,933	1,936,180
Proofpoint, Inc., Term Loan, 8.691%, (SOFR + 3.25%), 8/31/28		2,940	2,938,806
Quartz AcquireCo LLC, Term Loan, 8.826%, (SOFR + 3.50%), 6/28/30		748	748,593
Quest Software U.S. Holdings, Inc., Term Loan, 9.713%, (SOFR + 4.25%), 2/1/29		1,762	1,401,684
Redstone Holdco 2 LP, Term Loan, 10.191%, (SOFR + 4.75%), 4/27/28		1,498	1,247,671
Sabre GLBL, Inc.:
Term Loan, 8.941%, (SOFR + 3.50%), 12/17/27		1,472	1,247,558
Term Loan, 8.941%, (SOFR + 3.50%), 12/17/27		940	796,322
Term Loan, 9.676%, (SOFR + 4.25%), 6/30/28		973	832,798
Skillsoft Corp., Term Loan, 10.684%, (SOFR + 5.25%), 7/14/28		1,488	1,385,682
SolarWinds Holdings, Inc., Term Loan, 8.576%, (SOFR + 3.25%), 2/5/27		1,787	1,793,147
Sophia LP, Term Loan, 8.926%, (SOFR + 3.50%), 10/7/29		4,142	4,145,628
UKG, Inc., Term Loan, 8.814%, (SOFR + 3.50%), 2/10/31		4,767	4,779,716
Veritas U.S., Inc.:
Term Loan, 8.675%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	361	359,777
Term Loan, 10.441%, (SOFR + 5.00%), 9/1/25		2,617	2,429,282
Vision Solutions, Inc., Term Loan, 9.586%, (SOFR + 4.00%), 4/24/28		4,185	4,159,995
			$ 71,311,216
Specialty Retail — 5.2%
Boels Topholding BV, Term Loan, 7.139%, (EURIBOR + 3.25%), 2/6/27(10)	EUR	517	$ 559,867
Great Outdoors Group LLC, Term Loan, 9.191%, (SOFR + 3.75%), 3/6/28		2,862	2,866,852
Harbor Freight Tools USA, Inc., Term Loan, 8.191%, (SOFR + 2.75%), 10/19/27		3,184	3,165,371
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Hoya Midco LLC, Term Loan, 8.563%, (SOFR + 3.25%), 2/3/29		970	$ 973,125
Les Schwab Tire Centers, Term Loan, 8.688%, (SOFR + 3.25%), 11/2/27		4,594	4,597,107
LIDS Holdings, Inc., Term Loan, 11.028%, (SOFR + 5.50%), 12/14/26		302	300,369
Mattress Firm, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 9/25/28		2,601	2,600,755
PetSmart, Inc., Term Loan, 9.176%, (SOFR + 3.75%), 2/11/28		3,193	3,186,739
			$ 18,250,185
Trading Companies & Distributors — 4.2%
Core & Main LP, Term Loan, 7.564%, (SOFR + 2.25%), 2/9/31		375	$ 373,594
DXP Enterprises, Inc., Term Loan, 10.291%, (SOFR + 4.75%), 10/11/30		698	699,123
Foundation Building Materials Holding Co. LLC, Term Loan, 1/29/31(9)		1,225	1,226,659
Patagonia Bidco Ltd., Term Loan, 10.45%, (SONIA + 5.25%), 11/1/28	GBP	1,350	1,561,917
Spin Holdco, Inc., Term Loan, 9.625%, (SOFR + 4.00%), 3/4/28		4,546	4,154,307
SRS Distribution, Inc.:
Term Loan, 8.676%, (SOFR + 3.25%), 6/2/28		343	342,785
Term Loan, 8.941%, (SOFR + 3.50%), 6/2/28		2,628	2,627,728
White Cap Buyer LLC, Term Loan, 9.076%, (SOFR + 3.75%), 10/19/27		2,298	2,303,913
Windsor Holdings III LLC, Term Loan, 9.824%, (SOFR + 4.50%), 8/1/30		1,172	1,175,876
			$ 14,465,902
Transportation Infrastructure — 0.1%
Brown Group Holding LLC, Term Loan, 8.324%, (SOFR + 3.00%), 7/2/29(10)		222	$ 222,188
			$ 222,188
Wireless Telecommunication Services — 0.9%
CCI Buyer, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 12/17/27		817	$ 812,553

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services (continued)
Digicel International Finance Ltd., Term Loan, 10.469%, (SOFR + 5.15%), 5/25/27	1,811	$ 1,720,944
SBA Senior Finance II LLC, Term Loan, 7.33%, (SOFR + 2.00%), 1/25/31	725	725,611
		$ 3,259,108
Total Senior Floating-Rate Loans (identified cost $496,886,809)		$ 485,461,515

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(14)	3,859,053	$ 3,859,053
Total Short-Term Investments (identified cost $3,859,053)		$ 3,859,053
Total Investments — 159.2% (identified cost $571,871,265)		$ 554,821,928
Less Unfunded Loan Commitments — (0.0)%(6)		$ (5,305)
Net Investments — 159.2% (identified cost $571,865,960)		$ 554,816,623
Variable Rate Term Preferred Shares, at Liquidation Value — (23.0)%		$ (80,000,000)
Other Assets, Less Liabilities — (36.2)%		$(126,289,008)
Net Assets Applicable to Common Shares — 100.0%		$ 348,527,615
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $51,371,259 or 14.7% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at February 29, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	This Senior Loan will settle after February 29, 2024, at which time the interest rate will be determined.
(10)	The stated interest rate represents the weighted average interest rate at February 29, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	Principal amount is less than $500.
(12)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At February 29, 2024 the total value of unfunded loan commitments is $4,238.
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 29, 2024.

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,805,120	EUR	9,015,019	Standard Chartered Bank	3/4/24	$ 61,692	$ —
USD	75,316	EUR	67,555	Australia and New Zealand Banking Group Limited	3/28/24	2,232	—
USD	1,292,507	EUR	1,159,175	Goldman Sachs International	3/28/24	38,452	—
USD	611,456	EUR	565,892	HSBC Bank USA, N.A.	3/28/24	—	(755)
USD	1,304,399	EUR	1,170,000	State Street Bank and Trust Company	3/28/24	38,633	—
USD	1,297,430	EUR	1,164,000	State Street Bank and Trust Company	3/28/24	38,155	—
USD	1,271,243	EUR	1,140,000	State Street Bank and Trust Company	3/28/24	37,932	—
USD	9,767,386	EUR	9,015,019	Standard Chartered Bank	4/3/24	12,063	—
USD	1,318,486	EUR	1,210,000	Bank of America, N.A.	5/31/24	6,027	—
USD	1,321,168	EUR	1,212,728	Bank of America, N.A.	5/31/24	5,750	—
USD	1,122,307	EUR	1,030,000	Bank of America, N.A.	5/31/24	5,089	—
USD	1,089,339	EUR	1,000,000	Bank of America, N.A.	5/31/24	4,661	—
USD	1,340,362	EUR	1,230,000	State Street Bank and Trust Company	5/31/24	6,209	—
USD	1,320,335	EUR	1,212,000	State Street Bank and Trust Company	5/31/24	5,705	—
USD	1,317,975	EUR	1,210,000	State Street Bank and Trust Company	5/31/24	5,516	—
USD	1,434,234	GBP	1,130,000	HSBC Bank USA, N.A.	5/31/24	7,127	—
USD	1,442,164	GBP	1,135,902	State Street Bank and Trust Company	5/31/24	7,603	—
						$282,846	$(755)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At February 29, 2024, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At February 29, 2024, the value of the Trust's investment in funds that may be deemed to be affiliated was $3,859,053, which represents 1.1% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended February 29, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,063,549	$135,821,703	$(138,026,199)	$ —	$ —	$3,859,053	$454,365	3,859,053
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 29, 2024, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 29,010,745	$ —	$ 29,010,745
Closed-End Funds	7,745,621	—	—	7,745,621
Common Stocks	34,441	3,305,724	7,549	3,347,714
Corporate Bonds	—	25,397,280	—	25,397,280
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	485,008,970	447,240	485,456,210
Short-Term Investments	3,859,053	—	—	3,859,053
Total Investments	$11,639,115	$542,722,719	$454,789	$554,816,623
Forward Foreign Currency Exchange Contracts	$ —	$ 282,846	$ —	$ 282,846
Total	$11,639,115	$543,005,565	$454,789	$555,099,469
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (755)	$ —	$ (755)
Total	$ —	$ (755)	$ —	$ (755)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 29, 2024 is not presented.

Eaton Vance
Floating-Rate Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.